SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE
SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE

4.SHORT -TERM INVESTMENTS MEASURED AT FAIR VALUE

The short-term investments measured at fair value as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Hotel Group A	—	129,911

In 2015, the Group purchased 2,282,951 ADS of HOMEINNS HOTEL GROUP (“HMIN”), a hotel chain listed in NASDAQ in the USA, from open market for consideration of RMB434,811. As of December 31, 2015, the Group holds approximately 5% of HMIN’s total outstanding shares. Given the level of investment, the Group accounts for its investment in HMIN as “available-for-sale” and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. In 2016, the Group sold all the 2,282,951 ADS and reclassified the accumulated unrealized gain of RMB67,921 from other comprehensive income to other income accordingly.

In 2017, the Group purchased 8,756,000 shares of Hotel Group A, a public listed hotel group, from open market for consideration of RMB95,802. As of December 31, 2017, the Group holds less than 1% of Hotel Group A’s total outstanding shares. Considering the purpose of the investment, the Group accounts for its investment in Hotel Group A as “trading securities” and measured the fair value at every period end. The changes of fair value for trading securities are reported in other income. As of December 31, 2017, the Group recorded the investment in Hotel Group A at the fair value of RMB129,911, with the fair value increase of RMB35,540 recorded to other income.